Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2016
Investments Debt And Equity Securities [Abstract]
Summary of Marketable Securities
a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2016			2015
	Amortized	Unrealized	Market	Amortized	Unrealized	Market
	cost	gain	value	cost	gain	value
Available-for-sale:
Government debentures	$3,561	$11	$3,572	$3,375	$83	$3,458

Estimated Fair Value of Available-for-sale Investments by Contractual Maturity
a.	The estimated fair value of available-for-sale investments as of March 31, 2016 and 2015 by contractual maturity, are as follows:

	March 31,
	2016		2015
		Market		Market
	Cost	Value	Cost	Value
Available-for-sale government debentures:
Matures in less than five years	$708	$599	$486	$435
Matures in more than five years	2,853	2,973	2,889	3,023
	$3,561	$3,572	$3,375	$3,458